UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7278

Nuveen Arizona Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Arizona Premium Income Municipal Fund (NAZ)
	November 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 148.0% (100% OF TOTAL INVESTMENTS)

	MUNICIPAL BONDS – 148.0% (100% OF TOTAL INVESTMENTS)

	Consumer Staples – 0.6% (0.4% of Total Investments)
$ 1,035	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	2/14 at 100.00	BBB+	$ 965,552
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 20.4% (13.8% of Total Investments)
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Bonds,
	Series 2013A:
1,000	5.000%, 7/01/37	No Opt. Call	AA	1,050,520
1,980	5.000%, 7/01/43	No Opt. Call	AA	2,062,685
1,400	Arizona Board of Regents, Univeristy of Arizona, Stimulus Plan for Econimic and Educational	No Opt. Call	AA–	1,630,552
	Development Revenue Bonds, Series 2013, 5.000%, 8/01/21
2,240	Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds, Tender Option Bond	No Opt. Call	AA	2,604,896
	Trust 4310, 18.180%, 6/01/20 (IF) (4)
	Arizona State University, System Revenue Bonds, Series 2005:
2,705	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	2,896,514
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	Aa3	803,100
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	2,035,860
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	3,761,372
	Refunding Series 2010, 5.125%, 5/15/40
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	922,503
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	755,280
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
755	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo	7/22 at 100.00	BB–	735,876
	Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012,
	7.500%, 7/01/42
585	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	558,622
	Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
745	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock	7/20 at 100.00	N/R	703,302
	Academy Charter School Project, Series 2012A, 7.500%, 7/01/42
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A+	3,561,038
	Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (4)
1,045	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	1,048,626
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	727,053
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40	6/19 at 100.00	BBB–	712,682
200	6.100%, 6/01/45	6/19 at 100.00	BBB–	191,652
655	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise	6/16 at 100.00	BBB–	625,479
	Education Center Charter School, Series 2006, 6.000%, 6/01/36
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	1,014,140
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	286,390
	Series 2008, 5.000%, 7/01/22
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	2/14 at 100.00	N/R	1,417,005
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured
1,350	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	1,327,293
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
825	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds,	3/21 at 100.00	BB+	900,752
	Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.875%, 3/01/42
31,735	Total Education and Civic Organizations			32,333,192
	Health Care – 28.7% (19.4% of Total Investments)
3,855	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	4,168,720
	2007A, 5.000%, 1/01/25
7,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	8,065,250
	2008D, 5.500%, 1/01/38
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	4,678,586
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
1,225	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	1,244,086
	5.000%, 4/01/20
1,800	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB+	1,776,456
	Network, Series 2005B, 5.000%, 12/01/37
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB+	2,861,610
	Network, Series 2007, 5.000%, 12/01/42
6,100	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	6,262,870
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
7,560	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	7,604,982
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
230	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	5/14 at 100.00	AA+	230,932
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA–	1,140,798
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache
	Regional Medical Center, Series 2005:
1,415	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	1,430,225
1,160	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	1,158,016
2,500	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	BBB+	2,578,900
	6.000%, 7/01/39
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19	No Opt. Call	BBB+	220,548
800	5.000%, 7/01/20	No Opt. Call	BBB+	870,784
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai
	Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	Baa1	230,838
1,000	5.250%, 8/01/33	8/23 at 100.00	Baa1	986,050
44,970	Total Health Care			45,509,651
	Long-Term Care – 0.8% (0.5% of Total Investments)
550	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	515,587
	Campus Project, Series 2006, 5.100%, 10/01/22
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	770,429
	Project, Refunding Series 2012A, 6.000%, 12/01/32
1,330	Total Long-Term Care			1,286,016
	Tax Obligation/General – 16.6% (11.2% of Total Investments)
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA–	2,181,816
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3	1,421,152
	2006, Series 2008B, 5.750%, 7/01/28
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA–	1,055,030
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	Aa2	1,121,100
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	880,625
	Series 2011, 5.000%, 7/01/23
1,180	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	Aa2	1,214,515
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	A1	1,288,608
	Series 2008, 5.000%, 7/01/27 – AGM Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AA	1,515,012
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA–	1,537,291
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
1,000	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds,	7/21 at 100.00	A+	1,057,550
	Series 2011B, 5.375%, 7/01/29
1,750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,880,130
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A	4,886,374
	2008C, 5.250%, 7/01/28
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32	7/21 at 100.00	AAA	1,421,743
1,360	5.000%, 7/01/33	7/21 at 100.00	AAA	1,471,330
1,705	5.000%, 7/01/34	7/21 at 100.00	AAA	1,837,564
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	Aa3	1,454,851
	2006, 5.000%, 7/01/21 – NPFG Insured
24,330	Total Tax Obligation/General			26,224,691
	Tax Obligation/Limited – 38.9% (26.3% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium	7/22 at 100.00	A1	2,330,767
	Facility Project, Series 2012A, 5.000%, 7/01/36
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Subordinate Refunding Series 2011A,	7/21 at 100.00	AA+	1,051,490
	5.000%, 7/01/36
	Buckeye, Arizona, Festival Ranch Community Facilities District District General Obligation
	Bonds, Series 2012:
345	5.000%, 7/15/27	7/22 at 100.00	BBB	339,756
1,085	5.000%, 7/15/31	7/22 at 100.00	BBB	1,020,692
639	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	560,301
	2005, 5.500%, 7/15/29
500	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	412,125
	Assessment District 1, Series 2013, 5.250%, 7/01/38
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
442	5.700%, 7/01/27	1/17 at 100.00	N/R	412,267
477	5.800%, 7/01/32	1/17 at 100.00	N/R	424,754
757	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	2/14 at 100.00	N/R	758,158
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,643,400
	Refunding Bonds, Series 2013, 5.000%, 7/15/23
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	522,934
200	5.125%, 1/01/42	1/22 at 100.00	A	199,548
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,473,720
2,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA–	2,514,179
	8/01/22 – NPFG Insured
1,550	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	A1	1,692,445
	8/01/23 – NPFG Insured
250	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgement Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA–	251,628
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,477,697
3,069	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	3,083,915
	4.600%, 1/01/26
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	626,715
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
1,160	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	1,210,228
	Series 2008A, 7.400%, 7/15/33
2,175	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 –	7/14 at 100.00	N/R	2,202,536
	AMBAC Insured
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	323,742
1,500	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	1,297,065
	2006, 5.300%, 7/15/31
1,000	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	890,340
	Bonds, Series 2007, 5.800%, 7/15/32
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	340,548
	Series 2006, 5.350%, 7/15/31
1,000	Phoenix Civic Improvment Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds,	No Opt. Call	AA	1,179,270
	Light Rail Project, Series 2013, 5.000%, 7/01/20
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	No Opt. Call	A+	2,516,200
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	552,386
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
2,560	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	2/14 at 100.00	BBB–	2,562,022
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,173,516
	7.750%, 6/15/29
300	Pronghorn Ranch Community Facilities District, Prescott Valley, Arizona, General Obligation	7/14 at 100.00	N/R	300,336
	Bonds, Series 2004, 6.400%, 7/15/29
275	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	2/14 at 100.00	BBB–	205,791
	Bonds, Series 2002D, 5.125%, 7/01/24
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	1,483,040
	2009A, 0.000%, 8/01/32
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	378,305
	2010A, 5.375%, 8/01/39
4,300	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	4,392,364
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,558,810
	2006, 5.000%, 7/01/24
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,310,699
	Improvements Project, Series 2010, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,399,090
	Bonds, Series 2007, 5.900%, 7/15/32
2,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	2,087,900
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	1,746,098
	Series 2010A, 5.000%, 10/01/29
3,145	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series	7/15 at 100.00	A1	3,225,449
	2005, 5.750%, 7/15/24
1,597	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,586,955
	2005, 6.000%, 7/01/30
1,000	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	864,230
	Bonds Series 2006, 5.250%, 7/15/31
61,271	Total Tax Obligation/Limited			61,583,411
	Transportation – 2.7% (1.8% of Total Investments)
180	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	181,499
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,855,222
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,276,068
4,180	Total Transportation			4,312,789
	U.S. Guaranteed – 8.9% (6.0% of Total Investments) (5)
3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax	1/14 at 100.00	AA (5)	3,016,200
	Revenue Bonds, Series 2008B, 6.250%, 7/01/38 (Pre-refunded 1/01/14)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (5)	1,381,838
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second	7/15 at 100.00	AA– (5)	1,074,860
	Series 2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15) – FGIC Insured
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AA– (5)	103,010
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
615	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	686,857
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA (5)	1,620,092
	Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
655	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	696,468
	4/01/16 (Pre-refunded 4/01/15)
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24	7/15 at 100.00	AA (5)	3,651,124
	(Pre-refunded 7/01/15) – AGM Insured
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (5)	731,550
	Insured (ETM)
1,335	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%,	No Opt. Call	A (5)	1,187,256
	7/01/17 – NPFG Insured (ETM)
13,560	Total U.S. Guaranteed			14,149,255
	Utilities – 19.7% (13.3% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB	1,390,320
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,
	Hoover Project, Series 2001:
1,000	5.250%, 10/01/15	No Opt. Call	AA	1,088,570
1,500	5.250%, 10/01/17	No Opt. Call	AA	1,741,020
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	4,420,594
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	427,927
	FGIC Insured
3,335	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB	3,393,329
	Company, Refunding Series 2008, 5.750%, 9/01/29
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	1,863,666
	2011, 5.250%, 7/01/36
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	BBB	1,574,400
	SYNCORA GTY Insured
2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	No Opt. Call	Aa1	2,075,460
	Revenue Bonds, Series 2005A, 5.000%, 1/01/35
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	2,940,900
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.677%, 1/01/38 (IF) (4)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A–	4,756,140
5,665	5.000%, 12/01/37	No Opt. Call	A–	5,463,269
30,645	Total Utilities			31,135,595
	Water and Sewer – 10.7% (7.3% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA–	523,315
	5.500%, 7/01/41
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	BBB+	1,010,558
	Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	537,720
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	2,976,737
420	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	6/14 at 100.00	N/R	420,370
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,027,750
	Series 2004, 5.000%, 7/01/24 – NPFG Insured
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding
	Bonds, Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,520,313
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,264,130
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	No Opt. Call	AA–	1,648,140
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
1,600	4.700%, 4/01/22	4/14 at 100.00	A–	1,603,280
1,970	4.900%, 4/01/32	4/17 at 100.00	A–	1,886,511
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA	586,895
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	2,010,495
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
16,510	Total Water and Sewer			17,016,214
$ 229,566	Total Long-Term Investments (cost $230,361,302)			234,516,366
	Floating Rate Obligations – (1.7)%			(2,755,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (32.0)% (6)			(50,671,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (17.7)% (6)			(28,000,000)
	Other Assets Less Liabilities – 3.4%			5,350,799
	Net Assets Applicable to Common Shares – 100%			$ 158,441,165

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$234,516,366	$ —	$234,516,366

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2013, the cost of investments was $229,434,167.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 11,544,407
Depreciation	(9,217,216)
Net unrealized appreciation (depreciation) of investments	$ 2,327,191

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 21.6% and 11.9%, respectively.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2014